Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Financial Instruments - Fair Values (Table)

	Carrying Amount June 30, 2020	Fair Value June 30, 2020	Carrying Amount December 31, 2019	Fair Value December 31, 2019
Financial assets (liabilities)
Cash and cash equivalents	244,497	244,497	184,835	184,835
Restricted cash	12,055	12,055	12,935	12,935
Margin deposits	5,617	5,617	—	—
Debt	(1,469,835)	(1,469,835)	(1,544,551)	(1,544,551)

Financial Instruments - Balance Sheet Location (Table)

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2020 Fair Value	December 31, 2019 Fair Value	June 30, 2020 Fair Value	December 31, 2019 Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	131	10,445	3,024
	Financial instruments - Fair value, net of current portion	—	260	29,994	12,199

	Subtotal	—	391	40,439	15,223

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2020 Fair Value	December 31, 2019 Fair Value	June 30, 2020 Fair Value	December 31, 2019 Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	112	121
Interest rate swaps	Financial instruments - Fair value, net of current portion	—	—	—	66
Bunker swaps	Current portion of financial instruments - Fair value	—	520	7,451	755
Bunker swaps	Financial instruments - Fair value, net of current portion	—	27	8,457	2,642
Bunker put options	Current portion of financial instruments - Fair value	1,481	—	213	—
Bunker put options	Financial instruments - Fair value, net of current portion	730	—	211	—
Bunker call options	Current portion of financial instruments-Fair value	5	147	—	—
Bunker call options	Financial instruments-Fair value, net of current portion	—	—	—	—

	Subtotal	2,216	694	16,444	3,584

Total derivatives		2,216	1,085	56,883	18,807

Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2020	2019	2020	2019
Interest rate swaps	(3,927)	(5,886)	(25,934)	(9,623)

Total	(3,927)	(5,886)	(25,934)	(9,623)

Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2020	2019	2020	2019
Interest rate swaps	Depreciation expense	(47)	(47)	(94)	(94)
Interest rate swaps	Interest and finance costs, net	(1,828)	—	(1,520)	(39)

Total		(1,875)	(47)	(1,614)	(133)

Financial Instruments - Derivatives Not Designated as Hedging Instruments - Net effect on the Statement of Comprehensive Income (Table)

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2020	2019	2020	2019
Interest rate swaps	Interest and finance costs, net	(1)	(123)	75	(143)
Bunker swaps	Interest and finance costs, net	1,511	(1,626)	(16,774)	874
Bunker put options	Interest and finance costs, net	(886)	—	886	—
Bunker call options	Interest and finance costs, net	(1)	(545)	(264)	(765)

Total		623	(2,294)	16,077	(34)

Financial Instruments - Fair Value of Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	June 30, 2020	December 31, 2019
Interest rate swaps	(40,551)	(15,019)
Bunker swaps	(15,908)	(2,850)
Bunker put options	1,787	—
Bunker call options	5	147

	(54,667)	(17,722)